Prepayments and other current assets	12 Months Ended
Dec. 31, 2015
Prepayments and other current assets [Abstract]
Prepayments and other current assets
9.	Prepayments and other current assets

	December 31,
	2014	2015
	RMB	RMB

Prepayments and deposits to vendors and content providers	54,330	71,354
Interests receivable	98,355	41,220
Employee advances	5,144	12,484
Rental and other deposits	6,093	12,111
Loans receivable	34,502	1,338
Others	5,715	9,316

Total	204,139	147,823